UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Colterpoint Net Lease Real Estate ETF
Formerly NETLease Corporate Real Estate ETF
NETL (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Colterpoint Net Lease Real Estate ETF (NETL) (the “Fund”) for the period of  March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://netleaseetf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Colterpoint Net Lease Real Estate ETF	$64	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Colterpoint Net Lease Real Estate Index (the “Fund’s Index”), which is designed to track the net lease real estate sector of the U.S. equity market.  The Fund achieved a total return of 11.96% during the fiscal year ended February 28, 2026. This compares to the S&P 500® Index, a broad market index, which increased 16.99% over the same period. For indices focused on the real estate sector, the Fund’s Index increased 12.72% and the Dow Jones U.S. Real Estate Total Return Index increased 5.89% over the same period. The performance of the Fund during the current fiscal year was driven by the continued stabilization of interest rates and tempering of inflation expectations. For the fiscal year, the top three performers were Postal Realty Trust,  NETSTREIT Corp., and Global Net Lease, Inc. The three top detractors from Fund performance for the current fiscal year were Innovative Industrial Properties, Inc., Gladstone Commercial Corp., and Safehold, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Colterpoint Net Lease Real Estate ETF	PAGE 1	TSR-AR-26922A248

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/21/2019)
Colterpoint Net Lease Real Estate ETF NAV	11.96	4.76	5.62
S&P 500 TR	16.99	14.19	15.30
Fundamental Income Net Lease Real Estate TR Index	12.72	5.42	6.32
Dow Jones U.S. Real Estate Total Return Index	5.89	6.17	5.44
Visit https://netleaseetf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$47,483,014
Number of Holdings	23
Net Advisory Fee	$245,151
Portfolio Turnover	14%
30-Day SEC Yield	5.24%
30-Day SEC Yield Unsubsidized	5.24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Realty Income Corp.	8.4%
WP Carey, Inc.	8.0%
Agree Realty Corp.	7.7%
VICI Properties, Inc.	7.6%
STAG Industrial, Inc.	7.2%
Postal Realty Trust, Inc. - Class A	4.2%
Getty Realty Corp.	4.2%
Global Net Lease, Inc.	4.1%
EPR Properties	4.1%
NETSTREIT Corp.	4.1%
Sector Breakdown (% of Net Assets)

Real Estate and Rental and Leasing
95.5%
Finance and Insurance
3.9%
Cash & Other
0.6%

MANAGED DISTRIBUTIONS
The Fund seeks to maintain relatively stable monthly distributions.  As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://netleaseetf.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Colterpoint Net Lease Real Estate ETF	PAGE 2	TSR-AR-26922A248

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2026	FYE 2/28/2025
(a) Audit Fees	$15,500	$15,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$4,500	$4,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2026	FYE 2/28/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2026	FYE 2/28/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Colterpoint Net Lease Real Estate ETF (Ticker: NETL)
Formerly NETLease Corporate Real Estate ETF
Annual Financials and Other Information
February 28, 2026

Colterpoint Net Lease Real Estate ETF
Schedule of Investments
February 28, 2026

	Shares	Value
COMMON STOCKS - 99.4%
Finance and Insurance - 3.9%
Innovative Industrial Properties, Inc.	34,582	$ 1,831,463
Real Estate and Rental and Leasing - 95.5%(a)
Agree Realty Corp.	45,468	3,659,265
Alpine Income Property Trust, Inc.	35,154	693,237
Broadstone Net Lease, Inc.	97,328	1,887,190
EPR Properties	32,715	1,943,598
Essential Properties Realty Trust, Inc.	54,013	1,833,201
Four Corners Property Trust, Inc.	71,134	1,815,340
FrontView REIT, Inc.	57,472	952,311
Gaming and Leisure Properties, Inc.	34,374	1,681,232
Getty Realty Corp.	60,066	1,971,366
Gladstone Commercial Corp.	138,476	1,729,565
Global Net Lease, Inc.	208,291	1,962,101
LXP Industrial Trust	35,259	1,747,436
NETSTREIT Corp.	93,294	1,937,716
NNN REIT, Inc.	41,356	1,874,254
One Liberty Properties, Inc.	55,958	1,314,454
Postal Realty Trust, Inc. - Class A	96,288	1,996,050
Realty Income Corp.	59,367	3,977,589
Safehold, Inc.	98,937	1,596,843
STAG Industrial, Inc.	87,070	3,414,885
VICI Properties, Inc.	118,672	3,585,081
WP Carey, Inc.	50,767	3,789,757
		45,362,471
TOTAL COMMON STOCKS (Cost $46,829,242)		47,193,934
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.60%(b)	271,724	271,724
TOTAL MONEY MARKET FUNDS (Cost $271,724)		271,724
TOTAL INVESTMENTS - 100.0% (Cost $47,100,966)		$47,465,658
Other Assets in Excess of Liabilities - 0.0%(c)		17,356
TOTAL NET ASSETS - 100.0%		$ 47,483,014

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Colterpoint Net Lease Real Estate ETF
Statement of Assets and Liabilities
February 28, 2026

ASSETS:
Investments, at value	$47,465,658
Dividends receivable	38,670
Total assets	47,504,328
LIABILITIES:
Payable to Adviser	21,314
Total liabilities	21,314
NET ASSETS	$47,483,014
Net ASSETS CONSISTS OF:
Paid-in capital	$62,705,698
Total accumulated gains (accumulated deficit)	(15,222,684)
Total net assets	$47,483,014
Net assets	$47,483,014
Shares issued and outstanding(a)	1,775,000
Net asset value per share	$26.75
Investments, at cost	$47,100,966

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Colterpoint Net Lease Real Estate ETF
Statement of Operations
For the Year Ended February 28, 2026

INVESTMENT INCOME:
Dividend income	$1,810,114
Total investment income	1,810,114
EXPENSES:
Investment advisory fee	245,151
Total expenses	245,151
NET INVESTMENT INCOME (LOSS)	1,564,963
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(894,773)
In-kind redemptions	200,099
Net realized gain (loss)	(694,674)
Net change in unrealized appreciation (depreciation) on:
Investments	4,459,527
Net change in unrealized appreciation (depreciation)	4,459,527
Net realized and unrealized gain (loss)	3,764,853
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,329,816

The accompanying notes are an integral part of these financial statements.

3

Colterpoint Net Lease Real Estate ETF
Statements of Changes in Net Assets

	Year Ended February 28,
	2026	2025
OPERATIONS:
Net investment income (loss)	$ 1,564,963	$1,794,440
Net realized gain (loss)	(694,674)	(2,222,673)
Net change in unrealized appreciation (depreciation)	4,459,527	7,925,708
Net increase (decrease) in net assets from operations	5,329,816	7,497,475
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,564,963)	(1,794,440)
From return of capital	(495,912)	(655,560)
Total distributions to shareholders	(2,060,875)	(2,450,000)
CAPITAL TRANSACTIONS:
Shares sold	7,788,565	630,760
Shares redeemed	(1,887,283)	(27,406,965)
Net increase (decrease) in net assets from capital transactions	5,901,282	(26,776,205)
NET INCREASE (DECREASE) IN NET ASSETS	9,170,223	(21,728,730)
NET ASSETS:
Beginning of the year	38,312,791	60,041,521
End of the year	$ 47,483,014	$38,312,791
SHARES TRANSACTIONS
Shares sold	325,000	25,000
Shares redeemed	(75,000)	(1,150,000)
Total increase (decrease) in shares outstanding	250,000	(1,125,000)

The accompanying notes are an integral part of these financial statements.

4

Colterpoint Net Lease Real Estate ETF
Financial Highlights

	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$25.12	$22.66	$25.89	$28.42	$26.95
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.94	0.86	0.91	0.91	0.77
Net realized and unrealized gain (loss) on investments(b)	1.92	2.80	(2.99)	(2.30)	2.17
Total from investment operations	2.86	3.66	(2.08)	(1.39)	2.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.94)	(0.84)	(0.93)	(0.92)	(0.98)
Net realized gains	—	—	—	—	(0.23)
Return of capital	(0.29)	(0.36)	(0.22)	(0.22)	(0.26)
Total distributions	(1.23)	(1.20)	(1.15)	(1.14)	(1.47)
Net asset value, end of year	$26.75	$25.12	$22.66	$25.89	$28.42
TOTAL RETURN	11.96%	16.44%	−8.08%	−4.88%	10.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$47,483	$38,313	$60,042	$99,682	$129,331
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	3.83%	3.54%	3.85%	3.43%	2.56%
Portfolio turnover rate(c)	14%	15%	18%	28%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026
NOTE 1 – ORGANIZATION
Colterpoint Net Lease Real Estate ETF (the “Fund”) formerly NETLease Corporate Real Estate ETF, is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Colterpoint Net Lease Real Estate Index (the “Index”) (formerly Fundamental Income Net Lease Real Estate Index). The Fund commenced operations on March 21, 2019.
The end of the reporting period for the Fund is February 28, 2026. The current fiscal period is the period from March 1, 2025 to February 28, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

6

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$47,193,934	$—	$—	$47,193,934
Short-Term Investments	271,724	—	—	271,724
Total Investments in Securities	$47,465,658	$—	$—	$47,465,658

^	See Schedule of Investments for breakout of investments by sector classification.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year

7

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a monthly basis and distributions from net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. During the fiscal year ended February 28, 2026, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(95,057)	$95,057

I.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Co-Chief Executive Officers of the Adviser, who collectively serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution

8

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
(12b-1) fees and expenses (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.60% based on the Fund’s average daily net assets.
The Adviser has entered into an arrangement with Colterpoint, LLC (the “Index Provider”) (formerly Fundamental Income Strategies, LLC) pursuant to which the Adviser is permitted to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge. As part of the arrangement between the Index Provider and the Adviser, the Index Provider has agreed to assume the Adviser’s obligation to pay all expenses of the Fund except Excluded Expenses and, to the extent applicable, pay the Adviser a minimum fee.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $5,723,151, and $5,532,935 respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $7,709,892 and $1,869,928, respectively.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at February 28, 2026 were as follows:

Tax cost of investments	$ 48,061,964
Gross tax unrealized appreciation	$ 4,968,733
Gross tax unrealized depreciation	(5,565,039)
Net tax unrealized appreciation (depreciation)	(596,306)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated gain (loss)	(14,626,378)
Distributable earnings (accumulated deficit)	$(15,222,684)

The difference between the cost basis for financial statements and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At February 28, 2026, the Fund deferred, on a tax-basis, no late year ordinary losses or post-October capital losses.
As of February 28, 2026, the Fund has $3,510,862 of short-term capital loss carryforward, and $11,115,516 of long-term capital loss carryforward available. These amounts do not have an expiration date.

9

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2026, was:

Ordinary Income	$1,564,963
Return of Capital	495,912

The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2025, was:

Ordinary Income	$1,794,440
Return of Capital	655,560

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with cash transactions or non-standard orders. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments in real estate companies. As a result, the value of the Fund’s shares, may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property

10

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

11

COLTERPOINT NET LEASE REAL ESTATE ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Colterpoint Net Lease Real Estate ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Colterpoint Net Lease Real Estate ETF (formerly NETLease Corporate Real Estate ETF) (the “Fund”), a series of ETF Series Solutions, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 28, 2026

12

Colterpoint Net Lease Real Estate ETF
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended February 28, 2026, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.75%.
For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026 was 0.03%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

13

Colterpoint Net Lease Real Estate ETF
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

14

Colterpoint Net Lease Real Estate ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 8-9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of Colterpoint Net Lease Real Estate ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund relative to its underlying index and benchmarks; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other Fund service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund as well as other series of the Trust, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the extent to which the Fund achieves its investment objective as an index-based fund, monitoring the Fund’s adherence to its investment restrictions, and monitoring the Fund’s compliance with Fund policies and procedures and applicable securities regulations. Additionally, the Board considered that the Adviser does not serve as the index provider to the Fund; rather, the Fund tracks an index created and owned by Fundamental Income Strategies, LLC.
Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended June 30, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – U.S. Fund Real Estate (the “Category Peer Group”). The Board considered that the funds included in the Peer Group were all index-based ETFs in the U.S. real estate sector, but, unlike the Fund, the funds of the Peer Group do not focus on the net lease real estate sector. Additionally, at the Board’s request, the

15

Colterpoint Net Lease Real Estate ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
Adviser identified the funds the Adviser considered to be the Fund’s closest competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Adviser described the funds in the Selected Peer Group as index-based ETFs that employ their own unique REIT investment index strategies and tilt toward small/mid cap REITs but do not focus on net lease real estate companies.
The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended June 30, 2025, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) slightly underperformed, but was generally consistent with, the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Index, over the same periods. The Board considered, however, that the Fund’s investors seek exposure to the net lease real estate sector, as offered by the Fund, not broad exposure to the large-cap U.S. equity market, as provided by the S&P 500 Index. The Board also noted that, over the same periods, the Fund slightly underperformed the Dow Jones U.S. Real Estate Total Return Index, which provides a broad measure of the performance of the U.S. real estate market.
The Board also considered that, for the one-year period ended June 30, 2025, the Fund outperformed the median return of its Peer Group and Category Peer Group. The Board further considered that the Fund slightly outperformed the median return of its Peer Group over the three- and five-year periods while slightly underperforming the median return of its Category Peer Group over the same periods. In addition, the Board noted that the Fund significantly outperformed each of the funds in its Selected Peer Group over the one-year period ended June 30, 2025, and either outperformed or performed in line with its Selected Peer ETFs over both the three- and five-year periods. The Board took into consideration that the Peer Group, Category Peer Group, and Selected Peer Group each include ETFs that invest in companies in the broader real estate sector and do not focus on investing in net lease real estate companies.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that although the Fund’s net expense ratio was higher than the median net expense ratio of its Peer Group, the Fund’s net expense ratio was lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratios of the two other REIT ETFs in its Selected Peer Group. The Board took into consideration that each of its peer groups include ETFs that invest in companies in the broader real estate sector; whereas, the Fund is more specialized and focuses exclusively on net lease real estate companies.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.

16

Colterpoint Net Lease Real Estate ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a -15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/7/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/7/2026

* Print the name and title of each signing officer under his or her signature.